Basis of preparation and accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Basis of preparation and accounting policies
Schedule of exchange rates applied

The exchange rates applied for balances and transactions in currencies other than the presentation currency of the Group, US dollars (USD), were:

	Closing rate at year end		Average rate for the year to date
USD : local currency	31 Dec 2024	31 Dec 2023	2024	2023	2022
Chinese yuan (CNY)	7.30	7.09	7.20	7.09	6.73
Hong Kong dollar (HKD)	7.77	7.81	7.80	7.83	7.83
Indian rupee (INR)	85.61	83.21	83.67	82.60	78.63
Indonesian rupiah (IDR)	16,095.00	15,397.00	15,844.88	15,230.82	14,852.24
Malaysian ringgit (MYR)	4.47	4.60	4.58	4.56	4.40
Singapore dollar (SGD)	1.36	1.32	1.34	1.34	1.38
Taiwan dollar (TWD)	32.78	30.69	32.12	31.17	29.81
Thai baht (THB)	34.24	34.37	35.29	34.80	35.06
UK pound sterling (GBP)	0.80	0.78	0.78	0.80	0.81
Vietnamese dong (VND)	25,485.00	24,262.00	25,057.63	23,835.92	23,409.87

Schedule of yield curves used to discount cash flows of insurance contracts for major currencies

31 Dec 2024%
	1 year	5 years	10 years	15 years	20 years
Chinese yuan (CNY)	1.08 – 1.51	1.42 – 1.85	1.70 – 2.13	1.92 – 2.35	2.03 – 2.46
Hong Kong dollar (HKD)	4.32 – 4.75	4.04 – 4.47	4.09 – 4.52	4.15 – 4.58	4.19 – 4.62
Indonesian rupiah (IDR)	7.13 – 7.51	7.13 – 7.51	7.18 – 7.56	7.27 – 7.65	7.33 – 7.71
Malaysian ringgit (MYR)	3.43 – 3.68	3.65 – 3.90	3.87– 4.12	4.06 – 4.31	4.21 – 4.46
Singapore dollar (SGD)	2.76 – 3.37	2.79 – 3.40	2.89 – 3.50	2.93 – 3.54	2.84 – 3.45
United States dollar (USD)	4.20 – 4.84	4.44 – 5.08	4.66 – 5.30	4.89 – 5.53	5.02 – 5.66

31 Dec 2023%
	1 year	5 years	10 years	15 years	20 years
Chinese yuan (CNY)	2.07 – 2.33	2.41 – 2.67	2.59 – 2.85	2.70 – 2.96	2.76 – 3.02
Hong Kong dollar (HKD)	4.76 – 5.23	3.75 – 4.22	3.76 – 4.23	3.89 – 4.36	3.95 – 4.42
Indonesian rupiah (IDR)	6.47 – 6.96	6.63 – 7.12	6.73 – 7.22	6.94 – 7.43	7.03 – 7.52
Malaysian ringgit (MYR)	3.31 – 3.56	3.67 – 3.92	3.78 – 4.03	4.09 – 4.34	4.33 – 4.58
Singapore dollar (SGD)	3.62 – 4.37	2.67 – 3.42	2.71 – 3.46	2.77 – 3.52	2.74 – 3.49
United States dollar (USD)	4.81 – 5.64	3.86 – 4.69	3.90 – 4.73	4.01 – 4.84	4.36 – 5.19